Intangible Assets/Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 6,005	$ 6,005	$ 7,330
Accumulated Amortization	5,362	5,130	4,230
Impairment loss on technology platform			1,065
Net book value of amortizable intangible assets	643	875	2,035
Technology platform [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,865	2,865	4,190
Accumulated Amortization	2,667	2,568	2,433
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,460	2,460	2,460
Accumulated Amortization	2,207	2,093	1,404
Trademarks and trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	680	680	680
Accumulated Amortization	$ 488	$ 469	$ 393